Share Capital (Details 1)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share Capital
Number balance at beginning	12,367	12,579	10,659
Number, Granted	8,200	3,750	3,700
Number, Exercised			(90)
Number, Expired	(3,197)	(3,962)	(1,690)
Number balance at ending	17,370	12,367	12,579
Weighted average exercise price, balance at beginning	$ 2.40	$ 2.81	$ 3.45
Weighted average exercise, Granted	0.62	1.20	1.70
Weighted average exercise, Exercised	0	0	2.39
Weighted average exercise, Expired	3.79	2.56	4.43
Weighted average exercise price, balance at ending	$ 1.30	$ 2.40	$ 2.81